SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21172

DWS RREEF REAL ESTATE FUND, INC.
345 Park Avenue
New York, NY 10154-0004

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below, in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of shares of DWS RREEF Real Estate Fund, Inc. (the “Fund”) to be redeemed:

Auction Preferred Shares, Liquidation Preference $25,000 per share, Series A (CUSIP 81119Q209) and Series B (CUSIP 81119Q308) (the “APS”).

(2)	Date on which the securities are to be called or redeemed:

Series	Date
A	May 20, 2010
B	May 17, 2010

(3)	Applicable provisions of the governing instrument pursuant to which the shares are to be redeemed:

The APS are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary Creating and Fixing the Rights of Series A and Series B Auction Preferred Stock.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of its outstanding shares of APS as set forth below:

Series	Number of Shares
A	440
B	440

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SIGNATURE

Pursuant to the requirements of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, in the City of Boston and The Commonwealth of Massachusetts, on this 14th day of April, 2010.

DWS RREEF REAL ESTATE FUND, INC.

By:  /s/ John Millette

Name: John Millette
Title:   Vice President and Secretary